Scully and its Significant Subsidiaries - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($) subsidiary
Scully and its Significant Subsidiaries
Proportion of voting rights held in subsidiary	50.00%
Proportion of ownership interest in subsidiary	99.72%
Recognition of a pre-tax gain		$ 25,740
Recognition of deferred tax expense		7,204
Reclassification of cumulative currency translation adjustment loss (gain)	$ (1,758)	672	$ (11,306)
Recognition of a long-term liability		3,645
Recognition of non-controlling interests		6,441
Adjustment to deficit under equity		$ 6,284
Number of subsidiaries | subsidiary			2
Maximum percentage of ownership of each subsidiary to exercise rights of non controlling interest		0.50%
Gain from disposition of subsidiary	229		$ 57
Loss on the dispositions of the subsidiaries			1,087
Gains on deconsolidation of subsidiaries		$ 25,099
(Gain) loss on dispositions of subsidiaries	$ 2,243	$ 25,099	$ 1,087